Consolidated Statements of Operations (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Income Statement [Abstract]
REVENUE	$ 9,136,216	$ 2,542,627	$ 0
COST OF SALES	7,570,006	2,095,491	0
GROSS PROFIT	1,566,209	447,136	0
RESEARCH AND DEVELOPMENT EXPENSES	133,941	90,900	214,105
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	3,691,760	1,377,116	682,943
OPERATING LOSS	(2,259,491)	(1,020,880)	(897,048)
OTHER INCOME (EXPENSE)
Interest expense	(212,571)	(143,668)	(53,561)
Other income	67,458	9,662	0
Total other expense	(145,113)	(134,006)	(53,561)
LOSS BEFORE INCOME TAXES	(2,404,604)	(1,154,886)	(950,609)
Income taxes - current benefit	(9,080)	(8,090)	0
Net loss	(2,395,525)	(1,146,796)	(950,609)
NONCONTROLLING INTEREST	14,231	2,124	0
NET LOSS ATTRIBUTABLE TO VISUALANT, INC. AND SUBSIDIARIES COMMON SHAREHOLDERS	$ (2,409,756)	$ (1,148,920)	$ (950,609)
Basic and diluted loss per common share attributable to Visualant, Inc. and subsidiaries common shareholders-
Basic and diluted loss per share	$ (0.06)	$ (0.04)	$ (0.03)
Weighted average shares of common stock outstanding- basic and diluted	42,682,795	30,728,036	28,003,021